Shareholder Report, Holdings (Details)	Jan. 31, 2026
Aztlan Global Stock Selection DM SMID ETF | Lumentum Holdings Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Aztlan Global Stock Selection DM SMID ETF | Sprott Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Aztlan Global Stock Selection DM SMID ETF | OceanaGold Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Aztlan Global Stock Selection DM SMID ETF | Orla Mining Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Aztlan Global Stock Selection DM SMID ETF | Enova International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Aztlan Global Stock Selection DM SMID ETF | Shimizu Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Aztlan Global Stock Selection DM SMID ETF | DEUTZ AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Aztlan Global Stock Selection DM SMID ETF | Array Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Aztlan Global Stock Selection DM SMID ETF | Commercial Metals Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Aztlan Global Stock Selection DM SMID ETF | flatexDEGIRO SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Aztlan Global Stock Selection DM SMID ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Aztlan Global Stock Selection DM SMID ETF | Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Aztlan Global Stock Selection DM SMID ETF | Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Aztlan Global Stock Selection DM SMID ETF | Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Aztlan Global Stock Selection DM SMID ETF | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Aztlan Global Stock Selection DM SMID ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Aztlan Global Stock Selection DM SMID ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Aztlan Global Stock Selection DM SMID ETF | Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Aztlan Global Stock Selection DM SMID ETF | Retail & Wholesale - Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Aztlan Global Stock Selection DM SMID ETF | Consumer Discretionary Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Aztlan Global Stock Selection DM SMID ETF | Banking Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Aztlan Global Stock Selection DM SMID ETF | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Aztlan Global Stock Selection DM SMID ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Aztlan Global Stock Selection DM SMID ETF | Renewable Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Aztlan Global Stock Selection DM SMID ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Aztlan Global Stock Selection DM SMID ETF | Consumer Discretionary Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Aztlan Global Stock Selection DM SMID ETF | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Aztlan Global Stock Selection DM SMID ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Aztlan North America Nearshoring Stock Selection ETF | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Aztlan North America Nearshoring Stock Selection ETF | Lam Research Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Aztlan North America Nearshoring Stock Selection ETF | Astronics Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Aztlan North America Nearshoring Stock Selection ETF | Mercury Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Aztlan North America Nearshoring Stock Selection ETF | C.H. Robinson Worldwide, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Aztlan North America Nearshoring Stock Selection ETF | Primoris Services Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Aztlan North America Nearshoring Stock Selection ETF | BWX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Aztlan North America Nearshoring Stock Selection ETF | MYR Group Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Aztlan North America Nearshoring Stock Selection ETF | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Aztlan North America Nearshoring Stock Selection ETF | Centrus Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Aztlan North America Nearshoring Stock Selection ETF | Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Aztlan North America Nearshoring Stock Selection ETF | Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Aztlan North America Nearshoring Stock Selection ETF | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Aztlan North America Nearshoring Stock Selection ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Aztlan North America Nearshoring Stock Selection ETF | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Aztlan North America Nearshoring Stock Selection ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Aztlan North America Nearshoring Stock Selection ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%